Trade and other payables (Details) ₨ in Thousands, $ in Thousands	Mar. 31, 2025 INR (₨)	Mar. 31, 2025 USD ($)	Mar. 31, 2024 INR (₨)
Disclosure Of Trade And Other Payables [Line Items]
Trade payables	₨ 12,158,048		₨ 10,339,550
Advance from customers	2,454,445		1,804,812
Accrued expenses	2,040,981		1,595,074
Other payables	518,008		273,337
Trade and other current payables	17,171,482	$ 200,645	14,012,773
Financial liabilities, category [member]
Disclosure Of Trade And Other Payables [Line Items]
Trade and other current payables	₨ 14,326,158		₨ 11,934,100